UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

    Eric Todd Briddell    Plymouth Meeting, PA    April 24, 1999

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	31

Form 13F Information Table Value Total:	$179,972


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corporation                        00163T109     3793   176400 SH       SOLE                   176400
Apartment Investment and Manag                  03748R101    12716   333000 SH       SOLE                   333000
Archstone Communities Trust                     039581103    11705   587085 SH       SOLE                   587085
Avalon Bay Communities                          053484101     8201   223931 SH       SOLE                   223931
BRE Properties, Inc.                            05564E106     5517   213740 SH       SOLE                   213740
Boston Properties                               101121101     8567   269300 SH       SOLE                   269300
Brandywine Realty Trust                         105368203     4264   249000 SH       SOLE                   249000
CarrAmerica Realty Corp.                        144418100     4061   191100 SH       SOLE                   191100
Charles E. Smith Residential R                  832197107     7416   205300 SH       SOLE                   205300
Cornerstone Properties, Inc.                    21922H103     1744   100000 SH       SOLE                   100000
Equity Office Properties Trust                  294741103     5631   224100 SH       SOLE                   224100
Equity Residential Properties                   29476L107     8017   199500 SH       SOLE                   199500
Essex Property Trust, Inc.                      297178105     5641   156700 SH       SOLE                   156700
Golf Trust of America, Inc.                     38168B103     1666   101000 SH       SOLE                   101000
Home Properties of New York, I                  437306103    12693   474500 SH       SOLE                   474500
JDN Realty Corporation                          465917102     4660   449200 SH       SOLE                   449200
Kilroy Realty Corporation                       49427F108     3022   143500 SH       SOLE                   143500
Kimco Realty Corp.                              49446R109     7635   203600 SH       SOLE                   203600
Liberty Property Trust                          531172104     8007   334500 SH       SOLE                   334500
Mack Cali Realty Corporation                    554489104     6074   238200 SH       SOLE                   238200
Prentiss Properties, Inc.                       740706106     7015   314400 SH       SOLE                   314400
Prime Group Realty Trust                        74158J103     3363   235000 SH       SOLE                   235000
Prologis Trust                                  743410102     5792   300900 SH       SOLE                   300900
Public Storage, Inc.                            74460D109     4257   202700 SH       SOLE                   202700
Reckson Associates                              75621K106     8642   460900 SH       SOLE                   460900
Regency Realty Corp.                            758939102     4945   250400 SH       SOLE                   250400
Simon Property Group, Inc.                      828806109     5448   233700 SH       SOLE                   233700
Spieker Properties, Inc.                        848497103     1153    25900 SH       SOLE                    25900
Starwood Financial, Inc.                        85569R104     1824   103500 SH       SOLE                   103500
Starwood Hotels & Resorts Worl                  85590A203     5916   229750 SH       SOLE                   229750
Wyndham International- Class A                  983101106      584   311300 SH       SOLE                   311300